Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	153,754,395.31	15,845
Yield Supplement Overcollateralization Amount 02/28/22	4,364,448.58	0
Receivables Balance 02/28/22	158,118,843.89	15,845
Principal Payments	11,473,118.79	742
Defaulted Receivables	153,107.52	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	3,888,636.08	0
Pool Balance at 03/31/22	142,603,981.50	15,092

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.28%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	1,618,787.28	118
Past Due 61-90 days	524,638.62	37
Past Due 91-120 days	21,700.63	3
Past Due 121+ days	0.00	0
Total	2,165,126.53	158

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.48%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Delinquency Trigger Occurred	NO

Recoveries	149,140.66
Aggregate Net Losses/(Gains) - March 2022	3,966.86
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.03%
Prior Net Losses/(Gains) Ratio	-0.38%
Second Prior Net Losses/(Gains) Ratio	-0.83%
Third Prior Net Losses/(Gains) Ratio	0.82%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.62%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	24.22

Flow of Funds	$ Amount
Collections	12,081,466.47
Investment Earnings on Cash Accounts	336.21
Servicing Fee	(131,765.70)
Transfer to Collection Account	-
Available Funds	11,950,036.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	305,158.42
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	966,147.37
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	407,878.08

Total Distributions of Available Funds	11,950,036.98

Servicing Fee	131,765.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-
Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 03/15/22	143,570,128.87
Principal Paid	11,150,413.81
Note Balance @ 04/15/22	132,419,715.06

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	23,950,128.87
Principal Paid	11,150,413.81
Note Balance @ 04/15/22	12,799,715.06
Note Factor @ 04/15/22	3.9262930%

Class A-4
Note Balance @ 03/15/22	89,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	89,060,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	30,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	30,560,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	391,745.09
Total Principal Paid	11,150,413.81
Total Paid	11,542,158.90

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	62,469.92
Principal Paid	11,150,413.81
Total Paid to A-3 Holders	11,212,883.73

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3915024
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1435048
Total Distribution Amount	11.5350072

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1916255
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.2037233
Total A-3 Distribution Amount	34.3953488

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	86.65
Noteholders' Principal Distributable Amount	913.35

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,546,066.61
Investment Earnings	290.98
Investment Earnings Paid	(290.98)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$283,912.11	$323,159.56	$579,863.50
Number of Extensions	23	25	42
Ratio of extensions to Beginning of Period Receivables Balance	0.18%	0.19%	0.32%